Shareholders' equity - Other comprehensive income (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Shareholders' equity
Actuarial gains and losses	$ 135	$ 3	$ 204	$ 138		$ 204
Change in fair value of investments in equity instruments	(1)	4	(20)	3		(17)
Tax effect	(43)	(8)	(53)	(51)		(42)
Currency translation adjustment generated by the parent company	(57)	1,466	(5,387)	1,409		(7,137)
Items not potentially reclassifiable to profit and loss	34	1,465	(5,256)	1,499		(6,992)
Currency translation adjustment	(49)	(1,250)	2,523	(1,299)		3,535
Unrealized gain/(loss) of the period				(1,381)		3,532
Less gain/(loss) included in net income				(82)		(3)
Cash flow hedge	689	1,202	3,222	1,891		2,959
Unrealized gain/(loss) of the period				1,699		2,901
Less gain/(loss) included in net income				(192)		(58)
Variation of foreign currency basis spread	11	(3)	21	8		70
unrealized gain/(loss) of the period				(8)		49
less gain/(loss) included in net income				(16)		(21)
Share of other comprehensive income of equity affiliates, net amount	3	(98)	2,548	(95)		2,464
Unrealized gain/(loss) of the period				(84)		2,427
Less gain/(loss) included in net income				11		(37)
Other	(4)	3	(1)	(1)		(1)
Tax effect	(136)	(336)	(1,112)	(472)		(1,059)
Sub-total items potentially reclassifiable to profit and loss	514	(482)	7,201	32		7,968
Total other comprehensive income (net amount)	$ 548	$ 983	$ 1,945	$ 1,531	$ (4,085)	$ 976